Fair value measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets, carrying amount	$ 49,904	$ 78,453	$ 67,156
Liabilities, carrying amount	29,460	74,478
Level 3 | Accounts payable
Liabilities, carrying amount	10,713	12,917
Liabilities, fair value	10,713	12,917
Level 3 | Notes payable
Liabilities, carrying amount	4,104	6,797
Liabilities, fair value	4,104	6,797
Level 3 | Convertible note payable, current
Liabilities, carrying amount	3,226	0
Liabilities, fair value	3,226	0
Level 3 | Convertible note payable, noncurrent
Liabilities, carrying amount	0	23,940
Liabilities, fair value	0	23,940
Level 3 | Derivative liabilities, current
Liabilities, carrying amount	44	0
Liabilities, fair value	44	0
Accounts receivable | Level 3
Assets, carrying amount	3,770	7,620
Assets, fair value	3,770	7,620
Notes receivable from related parties | Level 3
Assets, carrying amount	0	8
Assets, fair value	0	8
Notes receivable, noncurrent | Level 3
Assets, carrying amount	23	0
Assets, fair value	23	0
Equity securities, at cost | Level 3
Assets, carrying amount	7,000	7,000
Assets, fair value	7,000	7,000
Equity securities, at fair value | Level 1
Assets, carrying amount	756	857
Assets, fair value	$ 756	$ 857